Annual Total Returns - Freedom 2065 Portfolio [BarChart] - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-10 - Freedom 2065 Portfolio	Jul. 13, 2021
Bar Chart Table:
Annual Return, Inception Date	Apr. 11, 2019
Initial Class
Bar Chart Table:
Annual Return 2020	19.35%